INCOME TAX (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Details
Non-capital loss	$ 6,168,981	$ 5,046,141
Capital losses	29,628	29,628
Property and equipment	100,490	100,490
Unrecognized deductible temporary differences	$ 6,299,099	$ 5,176,259